Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other current liabilities
Employees and payroll-related accruals	$ 18,543	$ 13,227
VAT payable	5,302	3,944
Customer prepayments	5,904	4,230
Other	712	861
Other current liabilities	$ 30,461	$ 22,262